Supplement to the VariTrak Statement of Additional Information (SAI)

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                    National Life Insurance Company
                National Variable Life Insurance Account

                  Supplement dated July 16, 2004 to the
       VariTrak Statement of Additional Information dated May 1, 2004




The first sentence of the paragraph entitled "Availability" on page 16, which reads, "The Accelerated Care Rider is available both at issue and after issue subject to full medical underwriting" is deleted and replaced by the following:

         The Accelerated Care Rider is available only at issue and is subject to full medical underwriting.


The first sentence of the paragraph entitled "Availability" on page 17, which reads, "The Chronic Care Protection Rider is available both at issue and after issue subject to full medical underwriting" is deleted and replaced by the following:

         The Chronic Care Protection Rider is available only at issue and is subject to full medical underwriting.


Please keep this Supplement with your Statement of Additional Information for future reference.


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National Life Insurance Company   National Life Drive   Montpelier, VT  05604
                        Telephone: 1-800-732-8939